Note 11 - Earn-Out and Warrant Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Notes Tables
Fair Value Measurement Inputs and Valuation Techniques [Table Text Block]
March 31,
2023
Term (in years)	5.25
Volatility	55.00%

	December 31, 2022	December 31, 2021	July 1, 2021
Term (in years)	5.50	6.50	7.00
Volatility	55.00%	40.00%	40.00%